Equity and Share-Based Compensation - Unrecognized Compensation Cost (Detail)	9 Months Ended
Oct. 31, 2020 USD ($)
Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining expense, options	$ 18,952,974
Weighted average life remaining in years	2 years 8 months 12 days
Performance Unit Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining expense, options	$ 883,794
Weighted average life remaining in years	2 years 3 months 18 days
Service Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining expense, restricted units	$ 68,493
Weighted average life remaining in years	4 months 24 days
Liquidity Event Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining expense, restricted units	$ 18,037,924
Weighted average life remaining in years	2 years 1 month 6 days
Performance Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining expense, restricted units	$ 159,999
Weighted average life remaining in years	1 year 7 months 6 days